Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	Jan 31, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013

Virtus Emerging Markets Equity Income Fund
Virtus Emerging Markets Equity Income Fund
Investment Objective
The fund has an investment objective of seeking capital appreciation and income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 193 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 57 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Emerging Markets Equity Income Fund	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Emerging Markets Equity Income Fund		Class A	Class C	Class I
Management Fees		1.05%	1.05%	1.05%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses		2.20%	2.95%	1.95%
Less: Expense Reimbursement	[2]	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.75%	2.50%	1.50%
[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.75% for Class A Shares, 2.50% for Class C Shares and 1.50% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virtus Emerging Markets Equity Income Fund (USD $)	1 Year	3 Years
Class A	743	1,183
Class C	353	870
Class I	153	569

Expense Example, No Redemption Virtus Emerging Markets Equity Income Fund (USD $)	1 Year	3 Years
Class A	743	1,183
Class C	253	870
Class I	153	569

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (September 5, 2012) through its fiscal year end (September 30, 2012), the fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
This fund offers investors exposure to emerging markets. The securities chosen for inclusion in the fund are those that, in the opinion of the subadviser, are high quality companies that pay above average dividends, have above average dividend growth potential, strong balance sheets and cash flow and adhere to better corporate governance. Companies selected must have the financial strength to maintain and grow their dividend payout commitments. The process is focused on identifying companies that have chosen to generate high levels of cash flow and to pay a high proportion of it to their shareholders. It is the belief of the subadviser that those companies offer the best opportunity for capital appreciation as well as superior income generation.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. The equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Virtus Emerging Markets Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Emerging Markets Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 193 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 57 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (September 5, 2012) through its fiscal year end (September 30, 2012), the fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

		The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This fund offers investors exposure to emerging markets. The securities chosen for inclusion in the fund are those that, in the opinion of the subadviser, are high quality companies that pay above average dividends, have above average dividend growth potential, strong balance sheets and cash flow and adhere to better corporate governance. Companies selected must have the financial strength to maintain and grow their dividend payout commitments. The process is focused on identifying companies that have chosen to generate high levels of cash flow and to pay a high proportion of it to their shareholders. It is the belief of the subadviser that those companies offer the best opportunity for capital appreciation as well as superior income generation.

		Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. The equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown.
Virtus Emerging Markets Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	743
3 Years	rr_ExpenseExampleYear03	1,183
1 Year	rr_ExpenseExampleNoRedemptionYear01	743
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,183
Virtus Emerging Markets Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.50%
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	870
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	870
Virtus Emerging Markets Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	569
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	569

[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	Estimated for current fiscal year.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.75% for Class A Shares, 2.50% for Class C Shares and 1.50% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[4]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Virtus Global Commodities Stock Fund
Virtus Global Commodities Stock Fund
Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 193 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 57 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Global Commodities Stock Fund	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Global Commodities Stock Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	1.88%	2.63%	1.63%
[1]	Restated to reflect current expenses.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virtus Global Commodities Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	755	1,132	1,533	2,649
Class C	366	817	1,395	2,964
Class I	166	514	887	1,933

Expense Example, No Redemption Virtus Global Commodities Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	755	1,132	1,533	2,649
Class C	266	817	1,395	2,964
Class I	166	514	887	1,933

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund offers investors exposure to commodities-related investments in markets located throughout the world, including emerging market countries. Under normal circumstances, the fund invests globally at least 80% of its assets in stocks of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries. The fund is a non-diversified portfolio and will consist primarily of common and preferred stocks, but may contain commodity-related exchange-traded funds (“ETFs”) and commodities-linked notes. The fund will primarily hold securities of companies listed on global securities exchanges or quoted on established over-the-counter markets, or American Depositary Receipts (ADRs). The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Under normal circumstances, the fund will hold at least 40% of its assets in non-U.S issuers and ETFs and/or commodities-linked notes providing exposure to non-U.S markets. The fund intends to diversify its investments among countries and normally have represented in the portfolio business activities of a number of different countries. In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Commodities Concentration Risk. The risk that events negatively affecting the base metals, precious metals, energy and agriculture industries in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in commodities-related investments, the fund is more vulnerable to conditions that negatively affect commodities-related companies and investments as compared to a fund that is not significantly invested in such companies.
  Commodity and Commodity-Linked Instrument Risk. The risk that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.
  Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q3/2012: 13.70%	Worst Quarter: Q2/2012: -7.98%

Average Annual Total Returns (for the periods ended 12/31/12)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns Virtus Global Commodities Stock Fund	1 Year	Since Inception	Inception Date
Class A	0.67%	(5.35%)	Mar 15, 2011
Class A Return After Taxes on Distributions	(1.13%)	(6.29%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.74%)	(5.31%)
Class C	5.97%	(2.90%)	Mar 15, 2011
Class I	7.09%	(1.92%)	Mar 15, 2011
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	16.00%	8.45%
MSCI AC World Commodities Producers Sector Capped Index (net)	6.84%	(4.87%)

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The MSCI AC World Commodity Producer Sector Capped Index (net) is a market capitalization weighted index that measures performance of developed and emerging market commodity producers within the energy, metals and agricultural sectors. Each of the three sectors are equally weighted within the index. The index is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Virtus Global Commodities Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Commodities Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 193 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 57 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

		The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund offers investors exposure to commodities-related investments in markets located throughout the world, including emerging market countries. Under normal circumstances, the fund invests globally at least 80% of its assets in stocks of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries. The fund is a non-diversified portfolio and will consist primarily of common and preferred stocks, but may contain commodity-related exchange-traded funds (“ETFs”) and commodities-linked notes. The fund will primarily hold securities of companies listed on global securities exchanges or quoted on established over-the-counter markets, or American Depositary Receipts (ADRs). The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

		Under normal circumstances, the fund will hold at least 40% of its assets in non-U.S issuers and ETFs and/or commodities-linked notes providing exposure to non-U.S markets. The fund intends to diversify its investments among countries and normally have represented in the portfolio business activities of a number of different countries. In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the fund invests globally at least 80% of its assets in stocks of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Commodities Concentration Risk. The risk that events negatively affecting the base metals, precious metals, energy and agriculture industries in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in commodities-related investments, the fund is more vulnerable to conditions that negatively affect commodities-related companies and investments as compared to a fund that is not significantly invested in such companies.
  Commodity and Commodity-Linked Instrument Risk. The risk that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.
  Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

		The bar chart shows changes in the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did. Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q3/2012: 13.70%	Worst Quarter: Q2/2012: -7.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The MSCI AC World Commodity Producer Sector Capped Index (net) is a market capitalization weighted index that measures performance of developed and emerging market commodity producers within the energy, metals and agricultural sectors. Each of the three sectors are equally weighted within the index. The index is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Virtus Global Commodities Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[2]
1 Year	rr_ExpenseExampleYear01	755
3 Years	rr_ExpenseExampleYear03	1,132
5 Years	rr_ExpenseExampleYear05	1,533
10 Years	rr_ExpenseExampleYear10	2,649
1 Year	rr_ExpenseExampleNoRedemptionYear01	755
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,132
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,533
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,649
2012	rr_AnnualReturn2012	6.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.98%)
1 Year	rr_AverageAnnualReturnYear01	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Commodities Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[2]
1 Year	rr_ExpenseExampleYear01	366
3 Years	rr_ExpenseExampleYear03	817
5 Years	rr_ExpenseExampleYear05	1,395
10 Years	rr_ExpenseExampleYear10	2,964
1 Year	rr_ExpenseExampleNoRedemptionYear01	266
3 Years	rr_ExpenseExampleNoRedemptionYear03	817
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,395
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,964
1 Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Commodities Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[2]
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,933
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	514
5 Years	rr_ExpenseExampleNoRedemptionYear05	887
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
1 Year	rr_AverageAnnualReturnYear01	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Commodities Stock Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.29%)
Virtus Global Commodities Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.31%)
Virtus Global Commodities Stock Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Virtus Global Commodities Stock Fund | MSCI AC World Commodities Producers Sector Capped Index (net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.87%)

[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	Restated to reflect current expenses.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Virtus International Small-Cap Fund
Virtus International Small-Cap Fund
Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 193 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 57 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus International Small-Cap Fund	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus International Small-Cap Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.93%	0.93%	0.93%
Total Annual Fund Operating Expenses		2.18%	2.93%	1.93%
Less: Expense Reimbursement	[2]	(0.58%)	(0.58%)	(0.58%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.60%	2.35%	1.35%
[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virtus International Small-Cap Fund (USD $)	1 Year	3 Years
Class A	728	1,165
Class C	338	852
Class I	137	550

Expense Example, No Redemption Virtus International Small-Cap Fund (USD $)	1 Year	3 Years
Class A	728	1,165
Class C	238	852
Class I	137	550

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (September 5, 2012) through its fiscal year end (September 30, 2012), the fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund pursues capital appreciation in the small-cap international arena. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small capitalization companies. As of the date of the Prospectus, the fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of between $75 million and $5 billion. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The fund may invest in emerging markets issuers. Generally, the fund invests in approximately 30-60 securities at any given time and invests in issuers in approximately 20 countries.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Limited Number of Investments Risk. The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Small Market Capitalization Companies Risk. The risk that the fund’s investments in small market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Virtus International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus International Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 193 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 57 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (September 5, 2012) through its fiscal year end (September 30, 2012), the fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

		The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues capital appreciation in the small-cap international arena. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

		Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small capitalization companies. As of the date of the Prospectus, the fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of between $75 million and $5 billion. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The fund may invest in emerging markets issuers. Generally, the fund invests in approximately 30-60 securities at any given time and invests in issuers in approximately 20 countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Limited Number of Investments Risk. The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Small Market Capitalization Companies Risk. The risk that the fund’s investments in small market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown.
Virtus International Small-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	728
3 Years	rr_ExpenseExampleYear03	1,165
1 Year	rr_ExpenseExampleNoRedemptionYear01	728
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,165
Virtus International Small-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.35%
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	852
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	852
Virtus International Small-Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	550
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	550

[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	Estimated for current fiscal year.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2014. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[4]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2013